Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Mar. 31, 2026
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment	(d) Cost	(e) Current Value
	Mutual Funds:
	Baird	Core Plus Bond Institutional	**	$41,707,355
	JP Morgan	Small Cap Equity R5	**	34,702,286
	Nomura	Emerging Markets Institutional	**	29,095,049
	Vanguard	Equity-Income ADM	**	44,905,816
				150,410,506
	Common/Collective Trusts:
	Blackrock	Equity Index J	**	271,928,469
	Blackrock	Extended Equity K	**	112,798,647
	Blackrock	MSCI ACWI EX-U.S. Index M	**	93,801,821
	Blackrock	US Debt Index M	**	67,577,219
	Vanguard	Target Retirement 2020 Trust II	**	16,673,062
	Vanguard	Target Retirement 2025 Trust II	**	20,451,438
	Vanguard	Target Retirement 2030 Trust II	**	65,749,692
	Vanguard	Target Retirement 2035 Trust II	**	40,655,650
	Vanguard	Target Retirement 2040 Trust II	**	70,722,349
	Vanguard	Target Retirement 2045 Trust II	**	45,624,740
	Vanguard	Target Retirement 2050 Trust II	**	80,412,648
	Vanguard	Target Retirement 2055 Trust II	**	42,094,966
	Vanguard	Target Retirement 2060 Trust II	**	21,664,016
	Vanguard	Target Retirement 2065 Trust II	**	11,707,743
	Vanguard	Target Retirement 2070 Trust II	**	4,086,945
	Vanguard	Target Retirement Income Trust II	**	6,432,557
	Viasat	Stable Value Fund	**	52,772,900
				1,025,154,862
	Pooled Separate Accounts
*	Empower Annuity Insurance Company of America	JP Morgan Large Cap Growth	**	87,617,931
*	Empower Annuity Insurance Company of America	Capital Group Europacific Growth	**	22,957,561
				110,575,492
	Common Stock:
*	Viasat, Inc.	Employer Common Stock	**	180,019,018
	Self-Directed Brokerage Accounts:
*	Empower Financial Services, Inc.	Empower Self-Directed Brokerage	**	25,480,322
*	Notes receivable from participants	Participant loans with interest rates ranging from 4.25% - 9.50% maturing through fiscal year 2056	$ —	9,397,436
	Total			$1,501,037,636

___________

* Party-in-interest to the Plan.

** The cost of participant-directed investments is not required to be disclosed.